Investments in joint ventures (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of joint ventures [abstract]
Disclosure of movement carrying value of joint venture [text block]

in 000€
Carrying value as of December 31, 2018	—
Additional investment	875
Transfer from receivables	(444)
Share in loss	(392)
Carrying value as of December 31, 2019	39
Additional investment	—
Transfer from receivables	—
Share in loss of the Joint venture	(39)
Gain from remeasurement previously held equity method investment at fair value	770
Accounted for as Business Combination	(770)
Carrying value as of December 31, 2020	—
Additional investment	—
Transfer to receivables	—
Share in loss of the Joint venture	—
Gain from remeasurement previously held equity method investment at fair value	—
Accounted for as Business Combination	—
Carrying value as of December 31, 2021	—